Pension and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Pension Plans [Member]
Movements in Projected Benefit Obligation, Fair Value of Plan Assets and Funded Status of Plan

The movements in the projected benefit obligation (“PBO”) were as follows during the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Projected benefit obligation at beginning of year	141,893	110,697	146,735
Service cost	3,952	3,682	5,684
Interest cost	8,453	8,475	11,451
Obligations arising from acquisitions and other	510	13,883	137
Benefits paid	(11,750)	(15,716)	(12,582)
Actuarial (gain) loss	(11,355)	13,849	2,416
Plan amendments	—	3,290	274
Curtailment gain	(5,710)	(2,999)	(38,226)
Translation difference	(7,524)	6,732	(5,192)

Projected benefit obligation at end of year	118,469	141,893	110,697

Plan assets
Fair value of plan assets at beginning of year	5,411	—	—
Employer contributions	278	—	—
Benefits paid	(1,046)	—	—
Expected return on plan assets	209	—	—
Actuarial gains on plan assets	535	—	—
Plan assets arising from acquisitions	—	5,411	—
Translation difference	203	—	—

Fair value of plan assets at the end of year	5,590	5,411	—

Funded status	(112,879)	(136,482)	(110,697)

Schedule of Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Plan assets, net of current portion	—	—
Pension obligation, current portion	17,608	17,424
Pension obligation, net of current portion	95,271	119,058

Total net pension obligation	112,879	136,482

Schedule of Components of Net Periodic Benefit Cost

The components of net periodic benefit cost were as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Service cost	3,952	3,682	5,684
Amortization of prior service cost	1,731	1,922	1,444
Interest cost	8,453	8,475	11,451
Amortization of actuarial gain	(3,334)	(4,301)	(4,522)
Curtailment gain	(6,760)	(1,691)	(38,711)
Expected returns on assets	(209)	—	—

Net periodic benefit cost	3,833	8,087	(24,654)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income (“AOCI”) were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Net gain	(40,286)	(35,703)
Prior service cost	7,251	9,790
Translation difference	147	(437)

Total amount recognised in AOCI	(32,888)	(26,350)

Schedule of Change in PBO Recognized in OCI

The change in the PBO recognized in OCI was as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Additional (gain) loss arising during the year	(11,890)	13,849	2,416
Less re-classified (gain) loss amortization	(4,538)	(3,103)	(4,177)
Additional prior service cost (credit) from plan amendment	—	3,290	274
Less re-classified prior service cost amortization	1,886	2,032	613
Translation difference	2,700	(161)	84

Net amount recognised in other comprehensive income for the year	(6,538)	18,049	6,338

Schedule of Results of Sensitivity Analysis of PBO

The results of sensitivity analysis of PBO as of December 31, 2013 are presented below:

Change in PBO as of December 31, 2013 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	6.6%
Salary growth of 1% p.a. higher than “base case”	2.6%
Staff turnover rate plus 3% p.p. for all ages	(7.6%)

Schedule of Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2014:

2014
Transition obligation (asset)	—
Net gain	(2,969)
Prior service cost	1,536

Total amounts expected to be recognized during 2014	(1,433)

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2014	2015	2016	2017	2018	2019-2023	Total
Pensions (including monthly financial support)	4,324	4,009	4,089	4,119	4,168	19,616	40,325
Other benefits	13,284	4,901	5,215	5,512	5,468	26,377	60,757

Total expected benefits to be paid	17,608	8,910	9,304	9,631	9,636	45,993	101,082

Schedule of Asset Allocation of Investment Portfolio

The asset allocation of the investment portfolio was as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Debt instruments	2,882	2,539
Equity instruments	1,517	1,504
Property	212	217
Cash and cash equivalents	582	693
Other assets	397	458

Total plan assets	5,590	5,411

Other Postretirement Benefit Obligations [Member]
Schedule of Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Postretirement obligation, current portion	1,813	1,731
Postretirement obligation, net of current portion	47,420	47,773

Total postretirement obligation	49,233	49,504

Schedule of Components of Net Periodic Benefit Cost

The components of net periodic benefit cost were as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Service cost	1,131	2,106	1,956
Amortization of net loss	797	670	603
Interest cost	2,172	2,300	2,132

Net periodic benefit cost	4,100	5,076	4,691

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income	Amounts recognized in AOCI were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Net actuarial loss	17,114	20,020

Schedule of Change in PBO Recognized in OCI

The changes in assets and benefit obligations recognized in other comprehensive income were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012	December 31, 2011
Net actuarial (loss) gain	(2,109)	2,516	2,044
Amortization of actuatial gain	(797)	(670)	(603)

Total recognized in other comprehensive income	(2,906)	1,846	1,441

Schedule of Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2014:

2014
Transition obligation (asset)	—
Net loss	651
Prior service cost (credit)	—

Total amounts expected to be recognized during 2014	651

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2014	2015	2016	2017	2018	2019-2023	Total
Estimated future benefit payments reflecting expected future service	1,813	1,874	1,944	1,984	2,021	10,892	20,528

Schedule of Movements in Accumulated Postretirement Benefit Obligation

The movements in accumulated postretirement benefit obligation were as follows during the year ended December 31, 2013, 2012and 2011:

	2013	2012	2011
Accumulated postretirement benefit obligation at beginning of year	49,504	44,772	40,534
Service cost	1,131	2,106	1,956
Interest cost	2,172	2,300	2,132
Actuarial (gain) loss	(2,109)	2,516	2,044
Benefits paid	(1,465)	(2,190)	(1,894)

Accumulated postretirement benefit obligation at end of year	49,233	49,504	44,772

Schedule of Accumulated Postretirement Benefit Obligation, Employer Contributions, Benefits Paid and Funded Status

A summary of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Accumulated postretirement benefit obligation at end of year	49,233	49,504
Employer contributions	1,465	2,190
Benefits paid	(1,465)	(2,190)
Funded status at end of year	(49,233)	(49,504)

Schedule of Other Information Used in Actuarial Valuation

Other information used in actuarial valuation as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Market-related value of assets as of beginning of fiscal period	—	—
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties	—	—
Alternative amortization methods used
Prior service cost	N/A	N/A
Unrecognized net (gain) loss	None	None
Employer commitments to make future plan amendments (that serve as the basis for the employer`s accounting for the plan)	None	None

Schedule of Results of Sensitivity Analysis of Postretirement Benefit Obligations

The results of sensitivity analysis of postretirement benefit obligations as of December 31, 2013 are presented below:

Change in postretirement benefit obligations as of December 31, 2013
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	797
Accumulated postretirement benefit obligation	9,333
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(598)
Accumulated postretirement benefit obligation	(7,293)

Benefit obligations [Member] | Pension Plans [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine benefit obligations were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Discount rate
Russian entities	7.90%	7.00%
German entities	3.20%	3.00%
Austrian entities	3.50%	3.75%
Expected return on plan assets
Austrian entities	3.50%	3.75%
Rate of compensation increase
Russian entities	6.58%	6.88%
German entities	4.00%	4.00%
Austrian entities	3.50%	3.50%

Benefit obligations [Member] | Other Postretirement Benefit Obligations [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine benefit obligations at December 31, 2013 and 2012:

	2013	2012
Discount rate	5.37%	4.48%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A
Healthcare cost trend rate	8.50%	9.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	6	7

Net benefit cost [Member] | Pension Plans [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2013 and 2012:

	2013	2012
Discount rate
Russian entities	7.00%	8.00%
German entities	3.00%	5.14%
Austrian entities	3.75%	4.75%
Expected return on plan assets
Austrian entities	3.75%	4.75%
Rate of compensation increase
Russian entities	6.88%	6.88%
German entities	4.00%	4.00%
Austrian entities	3.50%	3.50%

Net benefit cost [Member] | Other Postretirement Benefit Obligations [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2013 and 2012:

	2013	2012
Discount rate	4.48%	5.20%
Expected return on plan assets	N/A	N/A
Healthcare cost trend assumed for the subsequent year	9.00%	9.50%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	8	9

Projected Benefit Obligation [Member]
Schedule of PBO, Accumulated Benefit Obligation, Fair Value of Plan Assets and Funded Status

The PBO, accumulated benefit obligation, fair value of plan assets and funded status were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Projected benefit obligation	118,469	141,893
Accumulated benefit obligation	95,339	131,482
Fair value of plan assets	5,590	5,411

Funded status	(112,879)	(136,482)